Exhibit 99.1

Verizon 2020-B

Monthly Investor Report

Collection Period	August 2021
Payment Date	09/20/2021
Report Month	13

I. Original Deal Parameters

	Initial Pool Balance	Initial Adjusted Pool Balance	Initial Number of Receivables	Weighted Average Remaining Installments at Initial Cutoff Date (in months)
Receivables	$1,884,431,708.00	$1,787,709,646.41	3,300,992	18.9

Offered Notes	Issuance Note Balance	Note Interest Rate	Final Maturity Date
Class A Note	$1,425,700,000.00	0.47%	02/20/2025
Class B Note	$98,300,000.00	0.68%	02/20/2025
Class C Note	$76,000,000.00	0.83%	02/20/2025

Total	$1,600,000,000.00

Verizon 2020-B

Monthly Investor Report

Collection Period Payment Date Report Month	August 2021 09/20/2021 13

II. Available Funds

Collections (Excluding Temporarily Excluded Receivables)
Payments (scheduled and delinquent)	$150,068,222.65
Prepayments in Full	$13,830,219.84
Less: Supplemental Servicing Fee, Collections on Acquired Receivables, and Collections on Written Off Receivables	$0.00
Sub-total	$163,898,442.49

Other
Acquisition Amounts (repurchases)	$1,814,831.00
Credit Payments	$1,660,077.29
Upgrade Payments	$1,225,646.29
Any amounts deposited by the Class A Certificateholder to acquire the Receivables*	$0.00
Negative Carry Account Draw Amount, and related amounts**	$0.00
Reserve Account Draw Amount, and related amounts***	$0.00
Sub-total	$4,700,554.58

Available Funds	$168,598,997.07

*	Includes Optional Acquisition, Clean-up Redemption, and Optional Redemption.
**

Deposits into the Collection Account from the Negative Carry Account and, on the first Payment Date during the Amortization Period, the entire amount on deposit in the Negative Carry Account and the Acquisition Account.

***	Any amount in excess of the Required Reserve Amount remaining on deposit in the Reserve Account after withdrawing the Reserve Account Draw Amount from the Reserve Account.

Verizon 2020-B

Monthly Investor Report

Collection Period Payment Date Report Month	August 2021 09/20/2021 13

III. Distribution

	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture Trustee Fee	$1,000.00	$1,000.00	$0.00	$0.00	$168,597,997.07
Owner Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$168,596,747.07
Asset Representations Reviewer Fee	$416.67	$416.67	$0.00	$0.00	$168,596,330.40
Expenses of the Trustees and Asset Representations Reviewer	$0.00	$0.00	$0.00	$0.00	$168,596,330.40
Servicing Fee	$1,117,318.61	$1,117,318.61	$0.00	$0.00	$167,479,011.79
Class A Note Accrued Note Interest	$558,399.17	$558,399.17	$0.00	$0.00	$166,920,612.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$166,920,612.62
Class B Note Interest	$55,703.33	$55,703.33	$0.00	$0.00	$166,864,909.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$166,864,909.29
Class C Note Interest	$52,566.67	$52,566.67	$0.00	$0.00	$166,812,342.62
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$166,812,342.62
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$166,812,342.62
Accelerated Note Balances	$0.00	$0.00	$0.00	$0.00	$166,812,342.62
Additional Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$166,812,342.62
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$166,812,342.62
Acquisition Deposit Amount	$161,648,148.33	$161,648,148.33	$0.00	$0.00	$5,164,194.29
Negative Carry Deposit Amount	$0.00	$0.00	$0.00	$0.00	$5,164,194.29
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$5,164,194.29
Additional Fees and Expenses of the Trustees and Asset Representations Reviewer	$0.00	$0.00	$0.00	$0.00	$5,164,194.29
Additional Issuer Expenses	$0.00	$0.00	$0.00	$0.00	$5,164,194.29
Equity Interest to the Certificateholders	$5,164,194.29	$5,164,194.29	$0.00	$0.00	$0.00

Total	$168,598,997.07	$168,598,997.07	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon 2020-B

Monthly Investor Report

Collection Period Payment Date Report Month	August 2021 09/20/2021 13

IV. Noteholder Payments

	Note Balance Payment	Interest Payment	Make Whole Payment	Total Payment
Class A Note	$0.00	$558,399.17	$0.00	$558,399.17
Class B Note	$0.00	$55,703.33	$0.00	$55,703.33
Class C Note	$0.00	$52,566.67	$0.00	$52,566.67

Total	$0.00	$666,669.17	$0.00	$666,669.17

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A Note	$1,000.00	$0.39	$0.00	$0.39
Class B Note	$1,000.00	$0.57	$0.00	$0.57
Class C Note	$1,000.00	$0.69	$0.00	$0.69

Total	$1,000.00	$0.42	$0.00	$0.42

	As of Prior Payment Date		As of Current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A Note	$1,425,700,000.00	1.00	$1,425,700,000.00	1.00
Class B Note	$98,300,000.00	1.00	$98,300,000.00	1.00
Class C Note	$76,000,000.00	1.00	$76,000,000.00	1.00

Total	$1,600,000,000.00	1.00	$1,600,000,000.00	1.00

Verizon 2020-B

Monthly Investor Report

Collection Period Payment Date Report Month	August 2021 09/20/2021 13

V. Reconciliation of Pool Balance and Pool Information

Pool Balance at beginning of Collection Period	$1,862,535,908.73
Less: Collections, Prepayments in Full, Credit Payments, and Upgrade Payments	$166,784,166.07
Less: Acquired Receivables	$1,898,767.53
Less: Write Offs	$2,798,857.00
Plus: Principal Balance of Additional Receivables at Cutoff Date	$171,866,145.66
Pool Balance at end of Collection Period	$1,862,920,263.79

	End of Prior Period	End of Period
Pool Balance (last day prior Collection Period)	$1,862,535,908.73	$1,862,920,263.79
Less: Temporarily Excluded Receivables	$0.00	$0.00
Less: YSOC Amount	$74,826,128.67	$75,210,464.28

Adjusted Pool Balance	$1,787,709,780.06	$1,787,709,799.51

Weighted Average Remaining Installments (in months)	14.3	14.4
Number of Receivables Outstanding	5,115,616	5,262,172

VI. Overcollateralization Information

	End of Prior Period		End of Period
Adjusted Pool Balance		$1,787,709,780.06		$1,787,709,799.51
Greater of (i) and either (ii) or (iii)
(i) 1.00% of the Adjusted Pool Balance as of the Closing Date	1.00%	$17,877,096.46	1.00%	$17,877,096.46
(ii) (Note Balance / (1 - 10.50%)) - Note Balance (Passing Floor Credit Enhancement Composition Tests)	10.50%	$187,709,497.21	10.50%	$187,709,497.21
(iii) (Note Balance / (1 - 13.50%)) - Note Balance (Failing Floor Credit Enhancement Composition Tests)	13.50%	$249,710,982.66	13.50%	$249,710,982.66

Overcollateralization Target Amount	10.50%	$187,709,497.21	10.50%	$187,709,497.21

Excess Receivables (Adjusted Pool Balance - Note Balance - Overcollateralization Target Amount)		$282.85		$302.30

VII. Reconciliation of Reserve Account

Beginning of Period Reserve Account Balance	$17,877,096.46
Add: Reserve Deposit Amount	$0.00
Less: Reserve Account Draw Amount	$0.00

End of Period Reserve Account Balance	$17,877,096.46

Required Reserve Amount	$17,877,096.46

Verizon 2020-B

Monthly Investor Report

Collection Period Payment Date Report Month	August 2021 09/20/2021 13

VIII. Reconciliation of Acquisition Account

Beginning of Period Acquisition Account Balance	$0.00
Add: Acquisition Deposit Amount	$161,648,148.33
Less: Aggregate Additional Receivables Cash Transfer Amount	$161,648,148.33
Less: Amounts Deposited into Certificate Distribution Account	$0.00

End of Period Acquisition Account Balance	$0.00

IX. Reconciliation of Negative Carry Account

Beginning of Period Negative Carry Account Balance	$0.00
Add: Negative Carry Deposit Amount	$0.00
Less: Negative Carry Account Draw Amount	$0.00

End of Period Negative Carry Account Balance	$0.00

Required Negative Carry Amount	$0.00

X. Write Offs and Delinquent Receivables

	Number of Receivables	Amount	% of End of Period Pool Balance
Written Off Receivables in Current Collection Period	6,977	$2,798,857.00	0.17%
Cumulative Gross Written Off Receivables through Preceding Collection Period	61,590	$29,975,988.09

Cumulative Gross Written Off Receivables for all Collection Periods	68,567	$32,774,845.09

Delinquent Receivables:
1—30 Days Delinquent	561,330	$209,497,579.95	12.39%
31—60 Days Delinquent	40,635	$15,907,341.23	0.94%
61—90 Days Delinquent	13,874	$5,517,284.01	0.33%
91—120 Days Delinquent	9,832	$4,091,692.17	0.24%
Over 120 Days Delinquent	5,308	$2,392,821.59	0.14%

Total Delinquent Receivables at the End of Collection Period	630,979	$237,406,718.95	14.04%

Ratio of Aggregate Principal Balance of Written Off Receivables to the Beginning of Collection Period Pool Balance:
Second Preceding Collection Period	0.15%
Preceding Collection Period	0.12%
Current Collection Period	0.15%
Sum of the three above multiplied by four	1.66%

Ratio of Aggregate Principal Balance of Receivables 91+ Days Delinquent to the End of Collection Period Pool Balance:
Second Preceding Collection Period	0.22%
Preceding Collection Period	0.29%
Current Collection Period	0.38%
Three Month Average	0.30%

Verizon 2020-B

Monthly Investor Report

Collection Period Payment Date Report Month	August 2021 09/20/2021 13

XI. Monthly Amortization Event Tests

	Ratio	In Compliance?
1) Failure in paying Accrued Note Interest on any Payment Date	N/A	Yes
2) Failure in depositing Required Reserve Amount and Required Negative Carry Amount	N/A	Yes
3) For any Payment Date, the sum of the percentages for each of the prior three Collection Periods calculated as the aggregate Principal Balance of Written Off Receivables during each such Period divided by the aggregate Pool Balance as of the first day of each such Period, multiplied by four, exceeds 10%	1.66%	Yes
4) For any Payment Date, the sum of the percentages for each of the prior three Collection Periods calculated as the aggregate Principal Balance of all Receivables that are 91 days or more Delinquent at the end of each such Period divided by the aggregate Pool Balance as of the last day of each such Period, divided by three, exceeds 2.00%	0.30%	Yes
5) The Adjusted Pool Balance is less than 50% of the aggregate Note Balance of the Notes	112%	Yes

6)  On any Payment Date, the amount of Overcollateralization for the Notes does not equal the Overcollateralization Target Amount; provided, that if the Overcollateralization Target Amount is not reached on any Payment Date solely due to a change in the Overcollateralization Target Amount percentage, such an event will not constitute an “Amortization Event” unless the Overcollateralization Target Amount is not reached by the third month after the related Payment Date

	N/A	Yes
7) Occurrence of a Servicer Termination Event	N/A	Yes
8) Occurrence of an Event of Default	N/A	Yes

Verizon 2020-B

Monthly Investor Report

Collection Period Payment Date Report Month	August 2021 09/20/2021 13

Supplemental Report Regarding Additional Receivables Acquired by the Issuer

XII. Additional Receivables Acquired by the Issuer

	Acquisition Date	Number of Receivables	Aggregate Principal Balance
First Additional Receivables acquired in the Collection Period	09/20/2021	273,490	$171,866,145.66
Second Additional Receivables acquired in the Collection Period

Acquisition Tests	In Compliance
Compliance with the Pool Composition Tests (excluding Temporarily Excluded Receivables) upon Acquisition	Yes
Compliance with the Credit Enhancement Tests upon Acquisition	Yes

XIII. Pool Composition Tests

	In Compliance
	Prior to Purchase	With Purchase	In Compliance
1) The weighted average FICO® Score of the Obligors with respect to the Receivables (excluding Obligors for which FICO® Scores are not available) is at least 685	715	716	Yes
2) Receivables with Obligors for which FICO® Scores are unavailable represent no more than 5.00% of the Pool Balance	3.78%	3.78%	Yes
3) Receivables with Obligors that have less than 12 months of Customer Tenure with Verizon Wireless represent no more than 28.00% of the Pool Balance	16.40%	16.59%	Yes
4) Receivables with Obligors that have 7 months or more, but less than 24 months of Customer Tenure with Verizon Wireless represent no more than 15.00% of the Pool Balance	7.50%	7.46%	Yes
5) Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless represent at least 50.00% of the Pool balance	62.13%	62.07%	Yes
6) Receivables with Obligors that have less than 12 months of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 10.00% of the Pool Balance	7.28%	7.28%	Yes
7) Receivables with Obligors that have 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 55.00% of the aggregate principal balance of all Receivables with Obligors that 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless	41.96%	41.49%	Yes
8) Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 30.00% of the aggregate principal balance of all Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless	20.21%	19.80%	Yes

Verizon 2020-B

Monthly Investor Report

Collection Period Payment Date Report Month	August 2021 09/20/2021 13

XIV. Floor Credit Enhancement Composition Tests

	In Compliance
	Prior to Purchase	With Purchase	In Compliance
1) The weighted average FICO® Score of the Obligors with respect to the Receivables (excluding Obligors for which FICO® Scores are not available) is at least 700	715	716	Yes
2) Receivables with Obligors for which FICO® Scores are unavailable represent no more than 4.50% of the Pool Balance	3.78%	3.78%	Yes
3) Receivables with Obligors that have less than 12 months of Customer Tenure with Verizon Wireless represent no more than 22.00% of the Pool Balance	16.40%	16.59%	Yes
4) Receivables with Obligors that have 7 months or more, but less than 24 months of Customer Tenure with Verizon Wireless represent no more than 12.00% of the Pool Balance	7.50%	7.46%	Yes
5) Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless represent at least 55.00% of the Pool Balance	62.13%	62.07%	Yes
6) Receivables with Obligors that have less than 12 months of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 10.00% of the Pool Balance	7.28%	7.28%	Yes
7) Receivables with Obligors that have 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 50.00% of the aggregate principal balance of all Receivables with Obligors that 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless	41.96%	41.49%	Yes
8) Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless and (i) for which FICO® Scores are not available or (ii) that have FICO® Scores below 650 represent no more than 27.50% of the aggregate principal balance of all Receivables with Obligors that have 60 months or more of Customer Tenure with Verizon Wireless	20.21%	19.80%	Yes

Verizon 2020-B

Monthly Investor Report

Collection Period Payment Date Report Month	August 2021 09/20/2021 13

XV. Pool Characteristics as of Most Recent Cutoff Date

		Prior to Purchase	With Purchase
Cutoff Date		31-Jul-2021	31-Aug-2021
Number of Receivables		4,988,682	5,262,172
Pool Balance		$1,691,054,118.13	$1,862,920,263.79
Average Monthly Payment		$30.20	$30.14
Average Principal Balance		$338.98	$354.02
Weighted Average Remaining Installments (in months)		13.6	14.4
Customer Tenure	0-12 Months	16.40%	16.59%
	7-24 Months	7.50%	7.46%
	60+ Months	62.13%	62.07%
Geographic Concentration
	Largest state	CA / 10.02%	CA / 9.93%
	2nd Largest State	TX / 6.07%	FL / 6.05%
	3rd Largest State	FL / 6.07%	TX / 6.03%
Weighted Average non zero FICO® Scores		715	716
Receivables with Obligors with less than 12 months of Customer Tenure with Verizon Wireless and a FICO® Score below 650 (inclusive of Obligors without a FICO® Score)		7.28%	7.28%

Receivables with Obligors that have 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless, and FICO® Scores below 650 (inclusive of Obligors without a FICO® Score) as a percentage of Obligors that have 12 months or more, but less than 60 months of Customer Tenure with Verizon Wireless		41.96%	41.49%

Receivables with Obligors with 60 months or more of Customer Tenure with Verizon Wireless and FICO® Scores below 650 (inclusive of Obligors without a FICO® Score) as a percentage of Obligors with 60 months or more of Customer Tenure with Verizon Wireless		20.21%	19.80%

Obligor without a FICO® score		3.78%	3.78%

XVI. Upgrades

	Current Period	To Date
Number of Receivables Upgraded	3,403	58,306
Principal Balance of Receivables Upgraded	$1,225,646.29	$26,614,776.94
Upgrade Payments	$281,481.97	$3,863,382.45
Failure by Marketing Agent to Make Upgrade Payment	No	No

XVII. Asset Representation Review

Aggregate Principal Balance of 60-Day Delinquent Receivables as a Percentage of the Aggregate Balance of Receivables as of the end of the Collection Period	0.72%
Delinquency Trigger	5.00%

Verizon 2020-B

Monthly Investor Report

Collection Period Payment Date Report Month	August 2021 09/20/2021 13

On and as of the Payment Date to which this Monthly Investor Report related, the Servicer hereby certifies that the information in the Monthly Investor Report is accurate in all material respects.

Cellco Partnership, as Servicer
Dated: September 15, 2021

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer